Filed Pursuant to Rule 497(e)
                                               Registration File No: 333-67926


                                 SUPPLEMENT TO
              THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") OF
                    ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                          200 Park Avenue, 24th Floor
                           New York, New York 10166
                                (212) 667-4225

                  Supplement dated June 8, 2007 to the SAI of
              Advantage Advisers Multi-Sector Fund I (the "Fund")

The following updates and revises certain information regarding the Fund's Portfolio Managers provided in the Statement of Additional Information dated January 31, 2007:

Mr. Howard Shapiro who had served as one of the Portfolio Managers at KBW Asset Management, Inc. ("KBW")that managed the banking/financial services Separate Investment Account left KBW effective May 11, 2007. Messrs. Michael O'Brien and Leonard Savage continue to manage the banking/financial services Separate Investment Account at KBW.